Significant accounting policies - Schedule of estimated useful lives of Intangible asset (Details)	3 Months Ended	12 Months Ended
	May 31, 2022	Feb. 28, 2022
Tradename - Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	5 years	5 years
Non-Competes [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	5 years	5 years
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	5 years	5 years
Customer Base [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	15 years	15 years